S000057342 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	0.06%	1.41%
BlackRock Investment Grade Systematic Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.58%	1.34%	2.87%
Markit iBoxx USD Liquid Investment Grade Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.13%	(0.07%)	2.00%
iShares Investment Grade Systematic Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	1.16%	2.70%
Performance Inception Date				Jul. 11, 2017
iShares Investment Grade Systematic Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.30%	(0.49%)	0.99%
iShares Investment Grade Systematic Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.99%	0.23%	1.37%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to this index.